Prepaid Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses

As of June 30, 2026 and December 31, 2025, prepaid expenses consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Prepaid expenses	$1,026,014	$833,627
Less: amounts classified as non-current assets	(437,500)	(562,500)
Amounts classified as current assets	$588,514	$271,127

Schedule of Estimated Aggregate Expense	The estimated aggregate expense for the next three twelve-month periods is as follows:
Twelve months ending June 30,	Estimated Expense
2027	$588,514
2028	250,000
2029	187,500
$1,026,014